Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of operating segments [line items]
Total income	£ 9,990	£ 8,189	[1]
Credit impairment (charge)/release	(293)	288	[1]
Net operating income	9,697	8,477	[1]
Operating expenses	(5,259)	(5,059)
Litigation and conduct	(1,833)	(164)
Operating expenses	(7,092)	(5,223)	[1]	£ (10,259)
Other net income	0	3
Profit before tax	2,605	3,257	[1]	5,418
Total assets	1,272,745			1,061,778 [2]
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	8,086	6,632
Credit impairment (charge)/release	(31)	260
Net operating income	8,055	6,892
Operating expenses	(3,912)	(3,617)
Litigation and conduct	(1,632)	(79)
Operating expenses	(5,544)	(3,696)
Other net income	0	3
Profit before tax	2,511	3,199
Total assets	1,179,500			986,200
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	1,992	1,649
Credit impairment (charge)/release	(278)	22
Net operating income	1,714	1,671
Operating expenses	(1,285)	(1,126)
Litigation and conduct	(200)	(82)
Operating expenses	(1,485)	(1,208)
Other net income	0	0
Profit before tax	229	463
Total assets	80,400			64,400
Head Office
Disclosure of operating segments [line items]
Total income	(88)	(92)
Credit impairment (charge)/release	16	6
Net operating income	(72)	(86)
Operating expenses	(62)	(316)
Litigation and conduct	(1)	(3)
Operating expenses	(63)	(319)
Other net income	0	0
Profit before tax	(135)	£ (405)
Total assets	£ 12,800			£ 11,200

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.